Equity Method Investment (Windward) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Vessels Item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest joint venture	$ 0	$ 0	$ 375,000
Equity Method Investments	15,769,000	506,000
Gain/(loss) from equity method investments (Note 4)	$ (262,000)	$ 894,000	$ (333,000)
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Number of unrelated companies entered into joint venture with | Item	2
Equity Method Investments	$ 10,063,000
Number of vessels to be constructed | Vessels	2
Gain/(loss) from equity method investments (Note 4)	$ (671,000)
Commitment amount				$ 25,000,000
Windward [Member] | Diana Energize [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent	45.45%